Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

20.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2010 and 2011, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2010	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥226	—	—	¥226

Total assets	¥226	—	—	¥226

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

	Millions of Yen
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥140	—	—	¥140

Total assets	¥140	—	—	¥140

Liabilities:
Derivatives	—	¥5	—	¥5

Total liabilities	—	¥5	—	¥5

	Thousands of U.S. Dollars
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$1,684	—	—	$1,684

Total assets	$1,684	—	—	$1,684

Liabilities:
Derivatives	—	$60	—	$60

Total liabilities	—	$60	—	$60

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2010 and 2011, KONAMI did not have any Level 3 financial instruments that were measured and recorded at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

As of March 31, 2010 and 2011, our assets and liabilities measured at fair value on a non-recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2010	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipments, net	—	—	—	—	¥(480)
Identifiable intangible assets	—	—	—	—	(451)

Total non-financial assets	—	—	—	—	¥(931)

During the year ended March 31, 2010, KONAMI wrote down the carrying value of the long-lived assets amounted to ¥480 million to their fair value nil, and KONAMI classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded impairment losses of ¥480 million for property and equipment, and those losses were included in the accompanying consolidated statements of income for the year ended March 31, 2010.

During the year ended March 31, 2010, KONAMI concluded the fair value of certain indefinite lived intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value nil, and KONAMI classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded an aggregate impairment loss of ¥451 million for identifiable intangible assets, and the loss was included in the accompanying consolidated statements of income for the year ended March 31, 2010.

Impairment losses for long-lived assets and intangible assets are more fully discussed in Notes 6 and 7, respectively.

	Millions of Yen
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	¥1,103	—	—	¥1,103	¥(2,253)
Identifiable intangible assets	31,583	—	—	31,583	(1,900)

Total non-financial assets	¥32,686	—	—	¥32,686	¥(4,153)

	Thousands of U.S. Dollars
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	$13,265	—	—	$13,265	$(27,096)
Identifiable intangible assets	379,832	—	—	379,832	(22,850)

Total non-financial assets	$393,097	—	—	$393,097	$(49,946)

During the year ended March 31, 2011, KONAMI wrote down the carrying value of the long-lived assets amounted to ¥3,356 million ($40,361 thousand) to their fair value amount of ¥1,103 million ($13,265 thousand), and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded impairment losses of ¥2,253 million ($27,096 thousand) for property and equipment, and those losses were included in the accompanying consolidated statements of income for the year ended March 31, 2011.

During the year ended March 31, 2011, KONAMI concluded the fair value of certain indefinite lived intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value of ¥31,583 million ($379,832 thousand), and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded an aggregate impairment loss of ¥1,900 million ($22,850 thousand) for identifiable intangible assets, and the loss was included in the accompanying consolidated statements of income for the year ended March 31, 2011.

Impairment losses for long-lived assets and intangible assets are more fully discussed in Notes 6 and 7, respectively.